United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 08/31/2012

Item 1. Schedule of Investments

Federated Equity Income Fund, Inc.
Portfolio of Investments
August 31, 2012 (unaudited)
Shares		Value
	COMMON STOCKS—93.8%
	Consumer Discretionary—14.7%
219,620	Comcast Corp., Class A	$7,363,858
157,870	Gannett Co., Inc.	2,409,096
53,555	Genuine Parts Co.	3,382,534
92,645	Home Depot, Inc.	5,257,604
190,140	Limited Brands, Inc.	9,240,804
80,210	Lowe's Cos., Inc.	2,284,381
286,155	Meredith Corp.	9,317,207
96,610	Omnicom Group, Inc.	4,962,856
143,025	Target Corp.	9,166,472
185,540	Time Warner, Inc.	7,709,187
147,815	Viacom, Inc., Class B	7,392,228
	TOTAL	68,486,227
	Consumer Staples—6.1%
126,370	Altria Group, Inc.	4,291,525
87,790	ConAgra Foods, Inc.	2,204,407
43,380	Kellogg Co.	2,197,197
28,610	Kraft Foods, Inc., Class A	1,188,173
29,355	Lorillard, Inc.	3,684,346
32,135	PepsiCo, Inc.	2,327,538
56,735	Philip Morris International, Inc.	5,066,436
162,970	Reynolds American, Inc.	7,512,917
	TOTAL	28,472,539
	Energy—9.6%
49,047	Baytex Energy Corporation	2,234,046
70,410	Bonavista Energy Corp.	1,180,702
121,870	Chevron Corp.	13,668,939
209,790	ConocoPhillips	11,913,974
56,305	Crescent Point Energy Corp.	2,341,306
13,300	Exxon Mobil Corp.	1,161,090
46,145	Marathon Oil Corp.	1,283,754
125,820	Royal Dutch Shell PLC, Class A, ADR	8,803,625
48,975	Vermilion Energy, Inc.	2,231,263
	TOTAL	44,818,699
	Financials—14.3%
110,358	Ace Ltd.	8,136,695
66,800	Allstate Corp.	2,490,304
36,080	BB&T Corp.	1,137,963
34,115	Chubb Corp.	2,520,757
81,740	Fifth Third Bancorp	1,237,544
74,820	Hartford Financial Services Group, Inc.	1,341,523
171,055	Hospitality Properties Trust	4,117,294
227,080	J.P. Morgan Chase & Co.	8,433,751
140,990	PNC Financial Services Group	8,763,938
48,875	Principal Financial Group	1,341,130
26,625	Prudential Financial, Inc.	1,451,329
318,990	U.S. Bancorp	10,657,456

Shares		Value
	COMMON STOCKS—continued
	Financials—continued
448,005	Wells Fargo & Co.	$15,245,610
	TOTAL	66,875,294
	Health Care—14.5%
88,050	Abbott Laboratories	5,770,797
33,750	Amgen, Inc.	2,832,300
38,785	Baxter International, Inc.	2,275,904
220,668	Bristol-Myers Squibb Co.	7,284,251
55,400	Cardinal Health, Inc.	2,191,070
83,250	Eli Lilly & Co.	3,738,757
75,965	GlaxoSmithKline PLC, ADR	3,455,648
138,895	Johnson & Johnson	9,365,690
30,510	Medtronic, Inc.	1,240,537
345,465	Merck & Co., Inc.	14,872,268
547,725	Pfizer, Inc.	13,068,718
35,590	Teva Pharmaceutical Industries Ltd., ADR	1,408,652
	TOTAL	67,504,592
	Industrials—10.0%
44,675	Deere & Co.	3,355,539
83,200	Deluxe Corp.	2,360,384
947,785	General Electric Co.	19,628,627
40,260	Honeywell International, Inc.	2,353,197
53,905	Ingersoll-Rand PLC, Class A	2,520,598
81,625	Raytheon Co.	4,613,445
43,040	Union Pacific Corp.	5,226,778
87,305	United Parcel Service, Inc.	6,443,982
	TOTAL	46,502,550
	Information Technology—10.7%
3,700	Apple, Inc.	2,461,388
26,435	Harris Corp.	1,243,238
61,550	IBM Corp.	11,993,018
200,055	Intel Corp.	4,967,366
291,130	Jabil Circuit, Inc.	6,631,941
174,540	KLA-Tencor Corp.	8,955,647
44,965	Maxim Integrated Products, Inc.	1,220,350
149,425	Microsoft Corp.	4,605,279
110,655	Motorola, Inc.	5,273,817
97,300	SAIC, Inc.	1,188,033
46,985	Seagate Technology, Inc.	1,503,990
	TOTAL	50,044,067
	Materials—1.5%
64,825	PPG Industries, Inc.	7,132,047
	Telecommunication Services—4.2%
253,280	AT&T, Inc.	9,280,179
77,320	Verizon Communications, Inc.	3,320,121
237,375	Vodafone Group PLC, ADR	6,864,885
	TOTAL	19,465,185
	Utilities—8.2%
66,225	Ameren Corp.	2,166,882
85,930	American Electric Power Co., Inc.	3,694,131
156,340	CMS Energy Corp.	3,606,764
60,945	DTE Energy Co.	3,559,188

Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
22,555		FirstEnergy Corp.	$985,653
190,300		Huaneng Power International, Inc., Class N, ADR	5,265,601
81,695		Integrys Energy Group, Inc.	4,410,713
105,635		National Grid PLC, ADR	5,753,938
90,500		NiSource, Inc.	2,202,770
58,515		Pepco Holdings, Inc.	1,129,925
23,510		Pinnacle West Capital Corp.	1,207,709
74,025		Public Service Enterprises Group, Inc.	2,343,631
96,225		SSE PLC, ADR	2,104,441
		TOTAL	38,431,346
		TOTAL COMMON STOCKS (IDENTIFIED COST $357,563,458)	437,732,546
		MUTUAL FUND—5.9%
27,536,438	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	27,536,438
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $385,099,896)[3]	465,268,984
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	1,506,159
		TOTAL NET ASSETS—100%	$466,775,143
1	Affiliated holding.
2	7-Day net yield.
3	At August 31, 2012, the cost of investments for federal tax purposes was $385,099,896. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation,resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $80,169,088. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $81,257,467 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,088,379.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012